Contributions	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Contribution [Line Items]
Contributions	Contributions
Contributions by employees to the Plan are made via payroll deductions. Employees may contribute up to 80% of their compensation on a pretax basis. Excluding catch-up contributions for eligible participants, contributions by employees may not exceed $23,500, the Internal Revenue Service maximum contribution for 2025. Employee contributions are fully vested and nonforfeitable at all times.
The Plan provides for discretionary uniform rates of employer contributions for eligible employees, which generally include non-bargaining unit employees of the Company. Any such contribution is allocated among the investment options based on individual participant’s investment allocation designation. During March 2009, the Company indefinitely suspended its contributions to the Plan for non-Fluid Routing Solutions (“FRS”) employees.
For FRS employees, the Company may make matching contributions and discretionary contributions. As amended January 1, 2018, for non-union employees, the Company may match 37.5% of the first 12% of employee contributions. Effective January 1, 2011, the Company match was eliminated for union employees in accordance with the collective bargaining agreement. The matching contributions for non-union employees are subject to Company approval. Additional discretionary amounts may be contributed at the option of the Company's management. As of December 31, 2025, the Company has accrued $521,837 of matching contributions for non-union employees.
Corrective distributions to participants represent current year contributions and earnings on such deposits that must be returned to employees to ensure Plan compliance with additional limitations in the Code on contributions by highly compensated individuals.
Participants of the Plan can make changes to their account through Schwab Retirement Plan Services, Inc. The current provision of the system permits a participant to change investment allocation percentages daily and change payroll deferral percentages on the first day of every month. The Plan froze future investments in the Park-Ohio Holdings Corp. common stock fund effective January 19, 2024.